Revenues	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenues	RevenuesSubstantially all revenue-generating activities relate to sales of refined product and excess crude oil inventories sold at market prices (variable consideration) under contracts with customers. Additionally, we have revenues attributable to HEP logistics services provided under petroleum product and crude oil pipeline transportation, processing, storage and terminalling agreements with third parties.
Disaggregated revenues were as follows:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Revenues by type
Refined product revenues
Transportation fuels (1)	$13,414,543	$7,825,625	$12,952,899
Specialty lubricant products (2)	2,322,242	1,657,344	1,864,450
Asphalt, fuel oil and other products (3)	948,581	672,371	1,025,663
Total refined product revenues	16,685,366	10,155,340	15,843,012
Excess crude oil revenues (4)	1,547,696	884,248	1,470,148
Transportation and logistic services	103,646	98,039	121,027
Other revenues (5)	52,434	46,016	52,391
Total sales and other revenues	$18,389,142	$11,183,643	$17,486,578

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Refined product revenues by market
United States
Mid-Continent	$9,094,885	$5,096,268	$8,424,191
Southwest	3,477,562	2,310,432	3,621,273
Rocky Mountains/Pacific Northwest	2,118,619	1,311,416	2,208,541
Northeast	824,900	552,069	578,932
Canada	836,317	616,683	721,169
Europe, Asia and Latin America	333,083	268,472	288,906
Total refined product revenues	$16,685,366	$10,155,340	$15,843,012

(1)Transportation fuels consist of gasoline, diesel and jet fuel. For the year ended December 31, 2020, $1.6 million is reported in our Corporate and Other segment.
(2)Specialty lubricant products consist of base oil, waxes, finished lubricants and other specialty fluids.
(3)Asphalt, fuel oil and other products revenue include revenues attributable to our Refining and Lubricants and Specialty Products segments of $724.3 million and $224.3 million, respectively, for the year ended December 31, 2021. For the year ended December 31, 2020 such revenues attributable to our Refining, Lubricants and Specialty Products and Corporate and Other segments were $533.5 million, $135.4 million and $3.5 million respectively. For the year ended December 31, 2019 such revenue attributable to our Refining and Lubricants and Specialty Products segments were $808.9 million and $216.8 million, respectively.
(4)Excess crude oil revenues represent sales of purchased crude oil inventory that at times exceeds the supply needs of our refineries.
(5)Other revenues are principally attributable to our Refining segment.
Our consolidated balance sheets reflect contract liabilities related to unearned revenues attributable to future service obligations under HEP’s third-party transportation agreements and production agreements from our Sonneborn operations. The following table presents changes to contract liabilities:

	Years Ended December 31,
	2021	2020	2019
	(In thousands)
Balance at January 1	$6,738	$4,652	$132
Sonneborn acquisition	—	—	6,463
Increase	32,301	28,746	26,751
Recognized as revenue	(29,761)	(26,660)	(28,694)
Balance at December 31	$9,278	$6,738	$4,652

As of December 31, 2021, we have long-term contracts with customers that specify minimum volumes of gasoline, diesel, lubricants and specialty products to be sold ratably at market prices through 2025. Such volumes are typically nominated in the month preceding delivery and delivered ratably throughout the following month. Future prices are subject to market fluctuations and therefore, we have elected the exemption to exclude variable consideration under these contracts under ASC 606-10-50-14A. Aggregate minimum volumes expected to be sold (future performance obligations) under our long-term product sales contracts with customers are as follows:

	2022	2023	2024	2025	Total
	(In thousands)
Refined product sales volumes (barrels)	13,771	12,795	11,697	1	38,264
Additionally, HEP has long-term contracts with third-party customers that specify minimum volumes of product to be transported through its pipelines and terminals that result in fixed-minimum annual revenues through 2025. Annual minimum revenues attributable to HEP’s third-party contracts as of December 31, 2021 are presented below:

	2022	2023	2024	2025	Total
	(In thousands)
HEP contractual minimum revenues	$11,770	$9,676	$9,676	$2,681	$33,803

For the year ended December 31, 2021, we had one customer, Shell, together with certain of its affiliates, that accounted for 10% or more of our total annual revenues at approximately 13%. We had no customers which had accounted for over 10% of our annual revenues for the years ended December 31, 2020 or 2019.